JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Aug. 20, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Exploration and evaluation		$ 19,179,186	$ 22,575,096	$ 12,432,493
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Minerals		1
Current assets advanced contributions		$ 224,234
Nature of activities		Freeport has elected to sole fund stage 2 expenditures in the aggregate of $75 million within the next five years with a minimum required spend of $10 million per year. At such time as stage 2 is completed, Freeport’s ownership of AuRORA Minerals will increase to 70% and Amarc will be diluted to 30%. Freeport is not obligated to continue funding stage 2 and may abandon it at any time and remain at 60% ownership (note 7)
Exploration and evaluation		$ 8,378,574
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Freeport [Member]
Statement [Line Items]
Owenership percentage	60.00%
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Amarc [Member]
Statement [Line Items]
Owenership percentage	40.00%
Contractor fee earned		$ 380,010